Debt - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 381
2020	664
2021	815
2022	451
2023	757
Thereafter	5,100
Total	$ 8,168	$ 9,981